United States
Securities and Exchange Commission
Washington, D.D. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2007
Check here if amendment [ ]; Amendment Number
This Amendment (Check only one.) [ ] is a restatement
                                 [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:    Meridian Management Company
Address: 11300 Cantrell Rd., Suite 200
         Little Rock, AR 72212

13F File Number 28-1491

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Diana Hinojosa
Title:  Vice President
Phone:  (501)663-7055
Signature, Place, and Date of Signing:

	Diana Hinojosa	Little Rock, Arkansas May 10, 2007
Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     1130    14780 SH       Sole                    14780
AT&T Inc.                      COM              00206r102      469    11901 SH       Sole                    11901
Alltel Corp                    COM              020039103     1028    16580 SH       Sole                    16580
American Express Co            COM              025816109     1213    21500 SH       Sole                    21500
American Intl Group Inc        COM              026874107      891    13250 SH       Sole                    13250
Amgen Inc                      COM              031162100     1149    20557 SH       Sole                    20557
Anadarko Pete Corp             COM              032511107      241     5600 SH       Sole                     5600
Anheuser Busch Cos             COM              035229103      303     6000 SH       Sole                     6000
BJ Services                    COM              055482103     1062    38075 SH       Sole                    38075
BP Amoco PLC ADR               COM              055622104      430     6634 SH       Sole                     6634
Bristol Myers Squibb           COM              110122108      320    11536 SH       Sole                    11536
CSX Corp                       COM              126408103      240     6000 SH       Sole                     6000
CVS/Caremark Corp              COM              126650100     1929    56514 SH       Sole                    56514
Cisco Systems Inc              COM              17275r102     1998    78277 SH       Sole                    78277
Citigroup Inc.                 COM              172967101     1528    29764 SH       Sole                    29764
Citizens Holding Co            COM              174715102     1012    46327 SH       Sole                    46327
Coca Cola Co                   COM              191216100      749    15600 SH       Sole                    15600
Corning Inc                    COM              219350105     1028    45225 SH       Sole                    45225
EMC Corp.                      COM              268648102     1314    94862 SH       Sole                    94862
Electronic Arts                COM              285512109     1146    22750 SH       Sole                    22750
Exxon Mobil Corp               COM              302290101     1314    17409 SH       Sole                    17409
First Data Corp.               COM              319963104      854    31755 SH       Sole                    31755
Flextronics Int'l              COM              y2573f102     1349   123300 SH       Sole                   123300
General Electric Co.           COM              369604103     2811    79486 SH       Sole                    79486
International Business Machine COM              459200101     1977    20975 SH       Sole                    20975
L3 Communications              COM              502424104     1406    16075 SH       Sole                    16075
Lowes Cos Inc                  COM              548661107     1724    54749 SH       Sole                    54749
Medtronic Inc                  COM              585055106      884    18025 SH       Sole                    18025
Microsoft Corp                 COM              594918104     1339    48060 SH       Sole                    48060
Monsanto Co                    COM              61166w101     1228    22342 SH       Sole                    22342
Norwood Abbey Limited          COM              019619664        7    96000 SH       Sole                    96000
Oracle Corp                    COM              68389X105     1377    75925 SH       Sole                    75925
Pepsico Inc                    COM              713448108     1209    19025 SH       Sole                    19025
Pfizer Inc                     COM              717081103     1115    44124 SH       Sole                    44124
Pitney Bowes Inc               COM              724479100      744    16400 SH       Sole                    16400
Quest Diagnostics Inc.         COM              74834L100     1747    35040 SH       Sole                    35040
Schlumberger Ltd               COM              806857108     2095    30315 SH       Sole                    30315
Scotts Companies               COM              810186106     1323    30050 SH       Sole                    30050
Southwestern Energy            COM              845467109     1227    29950 SH       Sole                    29950
Tellabs Inc                    COM              879664100      236    23850 SH       Sole                    23850
Texas Instrs Inc               COM              882508104     1139    37843 SH       Sole                    37843
United Parcel Service          COM              911312106      851    12135 SH       Sole                    12135
United Technologies            COM              913017109     2153    33125 SH       Sole                    33125
Wal Mart Stores Inc            COM              931142103     3576    76157 SH       Sole                    76157
Whole Foods Market Inc.        COM              966837106      860    19175 SH       Sole                    19175
Windstream Corp                COM              9738w1041      257    17500 SH       Sole                    17500
Wyeth                          COM              983024100      841    16800 SH       Sole                    16800
Zimmer Holdings, Inc.          COM              98956p102      261     3060 SH       Sole                     3060
iShares Russell 1000 Index Fun IDX              464287598      475 6140.000 SH       Sole                 6140.000
iShares Russell 2000 Growth In IDX              464287648     1803 22525.000 SH      Sole                22525.000
iShares Russell 2000 Index Fun IDX              464287655     1551 19505.000 SH      Sole                19505.000
iShares Russell Midcap         IDX              464287499      323 3100.000 SH       Sole                 3100.000
iShares S & P 500              IDX              464287200      858 6030.000 SH       Sole                 6030.000
ishares Dow Jones Select Divid IDX              464287168     2404 33650.000 SH      Sole                33650.000
ishares Dow Jones US Health Ca IDX              464287762      929 13925.000 SH      Sole                13925.000
ishares EAFE Index             IDX              464287465     1161 15225.000 SH      Sole                15225.000
ishares Russell 1000 Growth In IDX              464287614     2704 48585.000 SH      Sole                48585.000
ishares Russell Mid Cap Growth IDX              464287481     1090 10180.000 SH      Sole                10180.000

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 58

Form 13F Information Tablle Value Total: $68,383


List of Other Included Managers:
No.		13F File Number		Name

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